Note 6 - Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Property, Plant and Equipment [Table Text Block]
(Dollar amounts in thousands)	2016	2015

Land and land improvements	$2,891	$1,943
Building and leasehold improvements	12,081	11,414
Furniture, fixtures, and equipment	5,404	4,853
	20,376	18,210
Less accumulated depreciation and amortization	9,173	8,438

Total	$11,203	$9,772